Related Party Transactions and Balances (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 15, 2021	May 31, 2021	Jul. 16, 2019	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets				$ 19,143,848				$ 19,143,848		$ 27,662,847	$ 0
Operating lease liability - current portion				2,423,413				2,423,413		3,177,666
Marketing expenses								3,311,454	$ 3,803,030	5,166,666	0
Related Party Transaction, Amounts of Transaction				1,347,197			$ 1,307,015	4,040,392	$ 2,218,325	4,868,938	351,449
Marketing Agreement Expenses Member
Marketing expenses		$ 3,284,018
R And C Brown Associates Lp Member | Private Placement Member
Shares issued, Shares	395,000
Founder And Director Member | Left Coast Ventures Inc [Member] | Prior To Qualifying Transaction Member
Equity Method Investment, Ownership Percentage	16.34%
R&C Brown Associates [Member]
Right-of-use assets				25,117,364				25,117,364		28,035,112	0
Operating lease liability - current portion				$ 40,733,065				40,733,065		41,053,363	0
Administrative Services Agreement Member | Sponsor Member
Related Party Transaction, Amounts of Transaction			$ 10,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party										5,000	$ 120,000
Reimbursement Of Out Of Pocket Expenses Member | Sponsor Member
Related Party Transaction, Amounts of Transaction										$ 231,449
Marketing Agreement [Member]
Marketing expenses								$ 1,772,725
Shares issued, Shares				4,926,165	4,926,165	4,926,165